Provisions and other current liabilities - Restructuring provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
January 1	$ 42,000,000
December 31	0	$ 42,000,000
Restructuring provisions [member]
Reconciliation of changes in other provisions [abstract]
January 1	8,000,000	3,000,000	$ 13,000,000
Additions	32,000,000	13,000,000	0
Cash payments	(10,000,000)	(7,000,000)	(6,000,000)
Releases	(2,000,000)	(2,000,000)	(4,000,000)
Currency translation effects	0	1,000,000	0
December 31	$ 28,000,000	$ 8,000,000	$ 3,000,000